Consolidated Statements of Cash Flows - USD ($)		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
OPERATING ACTIVITIES
Net income (loss)	[1]	$ 14,065,000	$ (34,328,000)	$ 58,667,000
Adjustments to reconcile net income (loss) to cash provided by operating activities:
Depreciation		111,817,000	110,902,000	107,419,000
Impairment		16,384,000	49,649,000
Amortization of contract intangibles / liabilities		(963,000)	(651,000)	(1,442,000)
Amortization of deferred revenue		(467,000)	(467,000)
Amortization of deferred debt issuance cost		2,221,000	2,503,000	2,692,000
Drydocking expenditure		(553,000)	(19,375,000)	(17,614,000)
Income tax (benefit)/expense		631,000	(4,595,000)	875,000
Income taxes paid		(41,000)	(665,000)	(422,000)
Unrealized loss on derivative instruments		8,720,000	9,200,000	(38,490,000)
Unrealized (gain) loss on foreign currency transactions		776,000	67,000	49,000
Gain from disposal of vessel		(703,000)
Changes in operating assets and liabilities:
Decrease (increase) in amounts due from related parties		(10,445,000)	1,650,000	723,000
Decrease (increase) in inventories		583,000	2,139,000	(2,163,000)
Decrease (increase) in other current assets		(4,371,000)	6,735,000	(9,689,000)
Decrease (increase) in accrued revenue		(4,817,000)		1,450,000
Increase (decrease) in trade accounts payable		(4,379,000)	5,867,000	251,000
Increase (decrease) in accrued expenses		(4,176,000)	4,125,000	3,528,000
Increase (decrease) prepaid charter		6,809,000	(1,504,000)	(4,682,000)
Increase (decrease) in amounts due to related parties		6,054,000	389,000	(210,000)
Net cash provided by operating activities		137,145,000	131,641,000	100,942,000
INVESTING ACTIVITIES
Additions to vessel and equipment		(945,000)	(2,779,000)	(3,309,000)
Proceeds from asset swap (net cash)		607,000
Net cash provided by (used in) investing activities		(338,000)	(2,779,000)	(35,514,000)
FINANCING ACTIVITIES
Proceeds from long-term debt		60,000,000	250,000,000	167,000,000
Repayment of long-term debt		(182,392,000)	(349,642,000)	(166,609,000)
Payment of debt issuance cost		(521,000)	(2,461,000)	(889,000)
Cash distributions		(10,407,000)	(10,407,000)	(79,470,000)
Net cash used in financing activities		(133,320,000)	(112,510,000)	(79,968,000)
Effect of exchange rate changes on cash		(475,000)	(10,000)	(174,000)
Net increase (decrease) in cash and cash equivalents		3,012,000	16,342,000	(14,714,000)
Cash and cash equivalents at the beginning of the period		63,921,000	47,579,000	62,293,000
Cash and cash equivalents at the end of the period		$ 66,933,000	$ 63,921,000	$ 47,579,000

[1]	Included in net income is interest paid amounting to $65.7 million, $69.3 million and $37.3 million for the years ended December 31, 2024, 2023 and 2022, respectively.